Form N-1A Supplement	Apr. 01, 2025
Global X Funds | Global X Robotics & Artificial Intelligence ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(THE “TRUST”)

Global X Robotics and Artificial Intelligence ETF (BOTZ)

SUPPLEMENT DATED MARCH 5, 2026
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR THE ABOVE SERIES OF THE TRUST (THE “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of the close of business on March 13, 2026, the following changes will occur, subject to further updates:

1. The second through the sixth paragraphs in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” are hereby deleted in their entirety and replaced with the following:

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets and China that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robotics and automation, non-industrial robots, humanoid technology, artificial intelligence and unmanned vehicles (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria, as defined by the Index Provider. As of January 31, 2026, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months (or since the IPO launch date for Significant IPOs as defined by the Index Provider or 3 months, in the case of other IPOs) greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2026, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States. The Fund may invest in China A-Shares, which are issued by companies incorporated in mainland China and traded on Chinese exchanges. In addition, ADRs and GDRs of companies incorporated or with primary listing in China are eligible for inclusion. Investments in ADRs and GDRs based on the securities in the Underlying Index are considered investments in securities of the Underlying Index for purposes of the Fund’s 80% investment policy.

From the eligible universe, the Index Provider identifies Robotics & Artificial Intelligence Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the first step of the process, theme identification, the Index Provider analyzes industry reports, investment research and consumer data related to the robotics and artificial intelligence industry in order to establish the themes that are expected to provide the most exposure to the growth of the robotics and artificial intelligence industry. As of January 31, 2026, the Index Provider has identified the following five robotics and artificial intelligence themes: (1) Industrial Robotics and Automation, (2) Unmanned Vehicles and Drones, (3) Non-Industrial Robotics, (4) Humanoid Technology and (5) Artificial Intelligence (collectively, "Robotics & Artificial Intelligence Themes").

In the second step of the process, company analysis, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. “Robotics & Artificial Intelligence Companies” are those companies identified by the Index Provider that derive at least 50% of their revenues from the eligible robotics and artificial intelligence sub-themes or have stated their primary business to be in products and services focused on these segments. In addition, companies identified by the Index Provider as deriving less than 50% of revenue from the eligible robotics and artificial intelligence themes but are recognized as significant contributors to the space ("Diversified Robotics & Artificial Intelligence Companies"), as well as companies identified by the Index Provider as having primary business operations in the business activities described above but that do not currently generate revenues (“Pre-Revenue Robotics & Artificial Intelligence Companies”), are eligible for inclusion in the Underlying Index. A maximum of 10 Diversified Robotics & Artificial Intelligence Companies may be included in the Underlying Index at any time.
The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. At the semi-annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. During each rebalance, Diversified Robotics & Artificial Intelligence Companies are subject to an individual weight cap of 2% and an aggregate cap of 10%, Chinese companies are subject to an individual weight cap of 8% and an aggregate cap of 10%, and Robotics & Artificial Intelligence Companies and Pre-Revenue Robotics & Artificial Intelligence Companies are subject to an individual weight cap of 8%. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

2. The sub-sections titled "Indxx Global Robotics & Artificial Intelligence Thematic Index" of the sections of the Fund's Statutory Prospectus and the Statement of Additional Information titled "INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS" are hereby deleted in their entirety and replaced with the following:

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets and China that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robotics and automation, non-industrial robots, humanoid technology, artificial intelligence and unmanned vehicles (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria, as defined by the Index Provider. As of January 31, 2026, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months (or since the IPO launch date for Significant IPOs as defined by the Index Provider or 3 months, in the case of other IPOs) greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2026, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States. The Fund may invest in China A-Shares, which are issued by companies incorporated in mainland China and traded on Chinese exchanges. In addition, ADRs and GDRs of companies incorporated or with primary listing in China are eligible for inclusion. Investments in ADRs and GDRs based on the securities in the Underlying Index are considered investments in securities of the Underlying Index for purposes of the Fund’s 80% investment policy.

From the eligible universe, the Index Provider identifies Robotics & Artificial Intelligence Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the first step of the process, theme identification, the Index Provider analyzes industry reports, investment research and consumer data related to the robotics and artificial intelligence industry in order to establish the themes that are expected to provide the most exposure to the growth of the robotics and artificial intelligence industry. As of January 31, 2026, the Index Provider has identified the following five robotics and artificial intelligence themes: (1) Industrial Robotics and Automation, (2) Unmanned Vehicles and Drones, (3) Non-Industrial Robotics, (4) Humanoid Technology and (5) Artificial Intelligence (collectively, "Robotics & Artificial Intelligence Themes").

In the second step of the process, company analysis, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. “Robotics & Artificial Intelligence Companies” are those companies identified by the Index Provider that derive at least 50% of their revenues from the eligible robotics and artificial intelligence sub-themes or have stated their primary business to be in products and services focused on these segments. In addition, companies identified by the Index Provider as deriving less than 50% of revenue from the eligible robotics and artificial intelligence themes but are recognized as significant contributors to the space ("Diversified Robotics & Artificial Intelligence Companies"), as well as companies identified by the Index Provider as having primary business operations in the business activities described above but that do not currently generate revenues (“Pre-Revenue Robotics & Artificial Intelligence Companies”), are eligible for inclusion in the Underlying Index. A maximum of 10 Diversified Robotics & Artificial Intelligence Companies may be included in the Underlying Index at any time

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. At the semi-annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. During each rebalance, Diversified Robotics & Artificial Intelligence Companies are subject to an individual weight cap of 2% and an aggregate cap of 10%, Chinese companies are subject to an individual weight cap of 8% and an aggregate cap of 10%, and Robotics & Artificial Intelligence
Companies and Pre-Revenue Robotics & Artificial Intelligence Companies are subject to an individual weight cap of 8%. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

3. The risk factor titled "Geographic Risk" in the section of the Fund's Summary Prospectus titled "SUMMARY OF PRINCIPAL RISKS" is hereby supplemented to include the following:

Risk of Investing in China: Investments in Chinese securities may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy. Despite economic and market reform in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

The Chinese economy is highly reliant on trade. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and the Fund’s investments. Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies. Investments in China may be subject to loss due to expropriation, nationalization, confiscation of assets and property, and or the imposition of restrictions on foreign investments and repatriation of capital. In addition, many Chinese companies listed on U.S. exchanges use variable interest entities (“VIEs”) in their structure as a result of foreign ownership restriction. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers.

4. The risk factor titled "Geographic Risk" in the section of the Fund's Statutory Prospectus titled "A FURTHER DISCUSSION OF PRINCIPAL RISKS" is hereby deleted in its entirety and replaced with the following:

Risk of Investing in China

Risk of Investing in China applies to the Global X Autonomous & Electric Vehicles ETF, Global X Dorsey Wright Thematic ETF, Global X Video Games & Esports ETF, Global X ClimateTech ETF, Global X Data Center & Digital Infrastructure ETF and Global X AgTech & Food Innovation ETF

Investments in Chinese issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to China.

Political and Social Risk

The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency nonconvertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy. Concerns about the rising government and household debt levels could impact the stability of the Chinese economy.
Government Control and Regulations Risk

Despite the Chinese government’s implementation of economic and market reforms in recent decades, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive. China has restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Limitations or restrictions on foreign ownership of Chinese securities may have adverse effects on the liquidity and performance of the Fund and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and the Fund’s investments. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly-available information, and political and social instability.

Economic Risk

The Chinese economy is heavily reliant on trade and may be adversely affect by, among other things, a deterioration in global demand and spending for Chinese export or in spending on domestic goods by Chinese consumers. The institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which the Fund invests. The continuation or worsening of the current political climate between China and the U.S. could result in additional regulatory, trade or business restrictions that could have a negative impact on the Fund’s performance.

Expropriation Risk

The Chinese government maintains a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Security Risk

China has strained international relations with Taiwan, Japan, the Philippines, India, and other neighbors due to territorial disputes, historical animosities, defense and other security concerns. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. These situations may cause uncertainty in the Chinese economy.

VIE Structure Risk

Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities.

There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. In a VIE structure, a Chinese operating company establishes a shell company in another jurisdiction to issue stock to public shareholders. When a VIE structure is used by a Chinese company to list its stock in the U.S., instead of owning the equity securities of the Chinese company, the U.S.-listed shell company directly or indirectly enters into contracts with the Chinese operating company under Chinese law. These contracts provide the U.S.-listed shell company with only economic exposure to the Chinese company and do not represent equity ownership in the operating company.

While VIEs are a longstanding practice that is well known by Chinese officials and regulators, the structure has not been formally recognized under Chinese law. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure or whether the contractual arrangements would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund.
5. The risk factor titled “Asset Class” in the section of the Fund's Summary Prospectus titled "SUMMARY OF PRINCIPAL RISKS" is hereby supplemented to include the following:

China A-Shares Risk: A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Foreign investors can access investments in A-Shares by obtaining a Qualified Foreign Institutional Investor ("QFII") or a Renminbi Qualified Foreign Institutional Investor ("RQFII") license, as well as through the Stock Connect Program, which is a securities trading and clearing program with an aim to achieve mutual stock market access between the China and Hong Kong markets. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE") (in the case of Shanghai Connect) or the Shenzhen Stock Exchange ("SZSE") (in the case of Shenzhen Connect), and the China Securities Depository and Clearing Corporation Limited (“CSDCC”). The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The markets on which A-Shares trade are considered emerging markets characterized by generally low trading volume and less market liquidity due to various factors. For example, investments in A-Shares are subject to various regulations and limits, and the recoupment or repatriation of assets invested in A-Shares is subject to restrictions imposed by the Chinese government. In addition, investors from outside mainland China may face difficulties or prohibitions accessing certain A-Shares that are part of a restricted list in countries such as the U.S. A-Shares may also be subject to frequent and widespread trading halts, which can increase pricing volatility and cause the A-Shares to become illiquid. Trading suspensions in certain stock could lead to greater market execution, clearing and settlement risks and costs for the Fund, and the creation and redemption of Creation Units (as defined below) may also be disrupted. These risks, among others, could adversely affect the value of the Fund’s investments.

6. The risk factor titled “China A-Shares Risk” in the section of the Fund's Statutory Prospectus titled "A FURTHER DISCUSSION OF PRINCIPAL RISKS" is hereby deleted in its entirety and replaced with the following:

China A-Shares Risk

China A-Shares Risk applies to the Global X Robotics & Artificial Intelligence ETF and Global X AgTech & Food Innovation ETF

A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Foreign investors can access investments in A-Shares by obtaining a QFII or a RQFII license, as well as through the Stock Connect Programs. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. Trading suspensions in certain stocks could lead to greater market execution risk, valuation risks, liquidity risks and costs for the Fund, as well as for Authorized Participants that create and redeem Creation Units of the Fund. The SSE and SZSE currently apply a daily limit of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily limit refers to price movements only and does not restrict trading within the relevant limit. In addition, investors from outside mainland China may face difficulties or prohibitions accessing certain A-Shares that are part of a restricted list in countries such as the U.S. A-Shares may also be subject to frequent and widespread trading halts, which can increase pricing volatility and cause the A-Shares to become illiquid. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time. Additionally, during instances where aggregate limits on foreign ownership are exceeded. the Fund may be unable to purchase additional equity securities of a particular company. This could increase the Fund’s tracking error and/or cause the Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Given that the A-share market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units (as defined below) may also be disrupted. These risks, among others, could adversely affect the value of the Fund’s investments.

Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, are subject to the risk of default. In the event of a default on the Stock Connect Program, the Fund may not be able to recover its losses.

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